Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2020
Convertible Redeemable Preferred Shares [Abstract]
Convertible Redeemable Preferred Shares
13. Convertible Redeemable Preferred Shares
On April 17, 2018, the Company issued 6,814,815 Series A convertible redeemable preference shares (“preferred shares”) with an issuance price of US$10.27 per share to two investors (the “Purchasers”), for a total cash consideration of US$70 million (RMB440 million). The issuance costs for Series A preferred shares were RMB9,826.
The key terms of the preferred shares are as follows:
Conversion right
Each preferred share is convertible into an ordinary share, at the option of the holder thereof, at any time on a one-for-one
basis, and without the payment of additional consideration by the holder, and is subject to adjustment from time to time on a weighted average basis upon (i) the issuance of additional equity shares for a consideration per share, convertible into equity shares, at a price per share less than the conversion price, (ii) a split, subdivision, recapitalization or similar event impacting the outstanding ordinary shares, or a consolidation, reverse split or combination of the outstanding ordinary shares; or (iii) a merger, consolidation or other business combination, or a reclassification, reorganization, recapitalization, statutory share exchange or similar capital reorganization of the ordinary shares. Each preferred share will be automatically converted into ordinary shares upon the consummation of a qualified initial public offering (“QIPO”) of the Company based on the then-effective conversion price, or upon the prior written approval of the holders of the preferred shares.
The initial conversion price will be the preferred share issue price (i.e., a one-to-one
initial conversion ratio), which will be subject to adjustments to reflect subdivisions, share dividends, stock splits and other events.
Redemption right
If the Company has not completed a QIPO prior to April 12, 2022, the Purchasers shall have the right to sell to the Company all or a portion of preferred shares they own at a price equal to 140% of the purchase consideration plus all declared but unpaid dividends on such preferred shares. A notice of redemption by the requesting Purchaser shall be delivered to the Company, within ninety days after but not including April 12, 2022. If the put right is not exercised within the ninety days, it will be irrevocably forfeited. In the event that the Company does not have sufficient funds to redeem all of the preferred shares requested to be redeemed, the Parent shall repurchase the requested preferred shares at a price reflecting an annual compounded rate of 6% of the purchase consideration plus all declared but unpaid dividends on such preferred shares.
The redemption option provided by the Parent is considered an in-substance guarantee provided by NetEase Group over the Company’s redemption obligation. The Company recognized the initial fair value of the guarantee as financing expense and capital contribution from the Parent with the amount of RMB4,722 upon the issuance of Series A preferred shares.
Liquidation
In the event of liquidation, the holders of preferred shares shall be entitled to receive, prior to the holders of ordinary shares, the relevant amount per preferred share equal to (i) 100% of the applicable preferred share issue price, plus (ii) an amount accruing thereon at an annual rate of 10% of the applicable preferred share issue price, plus (iii) all declared but unpaid dividends thereon.
In the event of insufficient funds available to pay in full the preference amount in respect of preferred shares, the entire assets and funds of the Company legally available for distribution to the holders of preferred shares shall be distributed on a pro rata basis among the holders of preferred shares in proportion to issued price.
Voting right
The holders of preferred shares and ordinary shares shall vote together based on their shareholding ratio.
Dividend
Each preferred shareholder shall be entitled to receive dividends and distributions on an as-converted
basis together with the ordinary shares on parity with each other, provided that such dividends and distributions shall be payable only when, as, and if declared by the Board.
Accounting of preferred shares
The Company has classified the preferred shares in the mezzanine equity of the consolidated balance sheets. In addition, the Company records accretions on the preferred shares to the redemption value from the issuance date to the earliest redemption date. The accretions using the effective interest method, are recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in
capital. Once additional
paid-in
capital has been exhausted, additional charges are recorded by increasing the accumulated deficit. The issuance of the preferred shares is recognized at the respective issue price at the date of issuance net of issuance costs.
All of the preferred shares were converted to Class A ordinary shares upon the completion of the Group’s IPO in October 2019. The Company’s preferred shares activities for the year ended December 31, 2019 are summarized as below:

	Balance as of January 1, 2019	Accretions of preferred shares to redemption value	Conversion into Class A ordinary shares upon IPO	Balance as of December 31, 2019
Series A preferred shares
Number of shares (in thousands)	6,815	—	(6,815)	—
Amount (RMB in thousands)	460,652	35,893	(496,545)	—